Annual Fund Operating Expenses	Dec. 09, 2025
Leverage Shares 2X Long CNC Daily ETF | Leverage Shares 2X Long CNC Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[1]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.75%	[3]
Leverage Shares 2X Long HUM Daily ETF | Leverage Shares 2X Long HUM Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[4]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[5]
Expenses (as a percentage of Assets)	0.75%	[6]
Leverage Shares 2X Long ELV Daily ETF | Leverage Shares 2X Long ELV Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[7]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[8]
Expenses (as a percentage of Assets)	0.75%	[9]
Leverage Shares 2X Long CI Daily ETF | Leverage Shares 2X Long CI Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[10]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[11]
Expenses (as a percentage of Assets)	0.75%	[12]
Leverage Shares 2X Long SBET Daily ETF | Leverage Shares 2X Long SBET Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[13]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[14]
Expenses (as a percentage of Assets)	0.75%	[15]
Leverage Shares 2X Long OPEN Daily ETF | Leverage Shares 2X Long OPEN Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[16]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[17]
Expenses (as a percentage of Assets)	0.75%	[18]
Leverage Shares 2X Long CIFR Daily ETF | Leverage Shares 2X Long CIFR Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[19]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[20]
Expenses (as a percentage of Assets)	0.75%	[21]
Leverage Shares 2X Long DECK Daily ETF | Leverage Shares 2X Long DECK Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[22]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[23]
Expenses (as a percentage of Assets)	0.75%	[24]
Leverage Shares 2X Long TTD Daily ETF | Leverage Shares 2X Long TTD Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[25]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[26]
Expenses (as a percentage of Assets)	0.75%	[27]
Leverage Shares 2X Long UPS Daily ETF | Leverage Shares 2X Long UPS Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[28]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[29]
Expenses (as a percentage of Assets)	0.75%	[30]
Leverage Shares 2X Long KMX Daily ETF | Leverage Shares 2X Long KMX Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[31]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[32]
Expenses (as a percentage of Assets)	0.75%	[33]
Leverage Shares 2X Long DOW Daily ETF | Leverage Shares 2X Long DOW Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[34]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[35]
Expenses (as a percentage of Assets)	0.75%	[36]
Leverage Shares 2X Long LRCX Daily ETF | Leverage Shares 2X Long LRCX Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[37]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[38]
Expenses (as a percentage of Assets)	0.75%	[39]
Leverage Shares 2X Long KLAC Daily ETF | Leverage Shares 2X Long KLAC Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[40]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[41]
Expenses (as a percentage of Assets)	0.75%	[42]
Leverage Shares 2X Long GRAB Daily ETF | Leverage Shares 2X Long GRAB Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[43]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[44]
Expenses (as a percentage of Assets)	0.75%	[45]
Leverage Shares 2X Long DUOL Daily ETF | Leverage Shares 2X Long DUOL Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[46]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[47]
Expenses (as a percentage of Assets)	0.75%	[48]
Leverage Shares 2X Long NVTS Daily ETF | Leverage Shares 2X Long NVTS Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[49]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[50]
Expenses (as a percentage of Assets)	0.75%	[51]
Leverage Shares 2X Long PBR Daily ETF | Leverage Shares 2X Long PBR Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[52]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[53]
Expenses (as a percentage of Assets)	0.75%	[54]
Leverage Shares 2X Long VALE Daily ETF | Leverage Shares 2X Long VALE Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[55]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[56]
Expenses (as a percentage of Assets)	0.75%	[57]
Leverage Shares 2X Long ZM Daily ETF | Leverage Shares 2X Long ZM Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[58]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[59]
Expenses (as a percentage of Assets)	0.75%	[60]
Leverage Shares 2X Long LYFT Daily ETF | Leverage Shares 2X Long LYFT Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[61]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[62]
Expenses (as a percentage of Assets)	0.75%	[63]
Leverage Shares 2X Long LAC Daily ETF | Leverage Shares 2X Long LAC Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[64]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[65]
Expenses (as a percentage of Assets)	0.75%	[66]
Leverage Shares 2X Long ASST Daily ETF | Leverage Shares 2X Long ASST Daily ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[67]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[68]
Expenses (as a percentage of Assets)	0.75%	[69]

[1]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (as defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[2]	Estimated for the current fiscal year.
[3]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[4]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (as defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[5]	Estimated for the current fiscal year.
[6]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[7]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (as defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[8]	Estimated for the current fiscal year.
[9]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[10]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (as defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[11]	Estimated for the current fiscal year.
[12]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[13]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (as defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[14]	Estimated for the current fiscal year.
[15]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[16]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[17]	Estimated for the current fiscal year.
[18]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[19]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[20]	Estimated for the current fiscal year.
[21]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[22]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (as defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[23]	Estimated for the current fiscal year.
[24]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[25]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (as defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[26]	Estimated for the current fiscal year.
[27]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[28]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (as defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[29]	Estimated for the current fiscal year.
[30]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[31]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (as defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[32]	Estimated for the current fiscal year.
[33]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[34]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (as defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[35]	Estimated for the current fiscal year.
[36]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[37]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (as defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[38]	Estimated for the current fiscal year.
[39]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[40]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (as defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[41]	Estimated for the current fiscal year.
[42]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[43]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[44]	Estimated for the current fiscal year.
[45]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[46]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[47]	Estimated for the current fiscal year.
[48]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[49]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[50]	Estimated for the current fiscal year.
[51]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[52]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (as defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[53]	Estimated for the current fiscal year.
[54]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[55]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (as defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[56]	Estimated for the current fiscal year.
[57]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[58]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[59]	Estimated for the current fiscal year.
[60]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[61]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the pursuant to the Adviser (defined below) investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[62]	Estimated for the current fiscal year.
[63]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[64]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (as defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[65]	Estimated for the current fiscal year.
[66]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.
[67]	The Fund’s investment advisory agreement provides that the Fund’s investment adviser will pay substantially all expenses of the Fund, except for the fee paid to the Adviser (defined below) pursuant to the investment advisory agreement, interest charges on any borrowings, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses.
[68]	Estimated for the current fiscal year.
[69]	The cost of investing in swaps, including the embedded cost of the swap and the operating expenses of the referenced assets, is an indirect expense that is not included in the above fee table and is not reflected in the expense example.